IFRS 7 Disclosure (Summary of Remaining Contractual Maturity) (Parenthetical) (Details) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	$ 75,000	$ 75,000
Commitments to extend credit to private equity investments	633	609
Later than one month and not later than three months [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	2,000
Later than three months and not later than six months [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	10,000	2,000
Later than six months and not later than nine months [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds		10,000
Later than one year and not later than two years [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	22,000	18,000
Later than two years and not later than five years [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	33,000	37,000
Later than five years [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	$ 8,000	$ 8,000